Financial instruments risk, Interest rate risks (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest rate risks [Abstract]
Profit or loss for the year	$ (403,156)	$ 31,292	$ 23,549
Interest Rate Risks [Member]
Interest rate risks [Abstract]
Percentage increase in interest rates	8.24%	7.05%
Percentage decrease in interest rates	(8.24%)	(7.05%)
Interest Rate Risks [Member] | Fixed Rate [Member]
Interest rate risks [Abstract]
Debt	$ 129,800	$ 103,000
Interest Rate Risks [Member] | Variable Rate [Member]
Interest rate risks [Abstract]
Debt	50,200	159,100
8.24% Variance [Member]
Interest rate risks [Abstract]
Profit or loss for the year	(1,140)
- 8.24% Variance [Member]
Interest rate risks [Abstract]
Profit or loss for the year	$ 1,140
7.05% Variance [Member]
Interest rate risks [Abstract]
Profit or loss for the year		(1,698)
- 7.05% Variance [Member]
Interest rate risks [Abstract]
Profit or loss for the year		$ 1,698